EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of joint ventures [line items]
Balance, beginning of year			$ 1,889
Acquisition			15
Share of net income (loss)			(31)
Share of other comprehensive income			(8)
Dividends received			(42)
Foreign exchange translation and other			(44)
Balance, end of year	$ 1,779		1,779
Revenue	371	$ 356	755	$ 715
Net income (loss)	(81)	(9)	(153)	101
Share of net income (loss)	(15)	$ 0	(31)	$ 32
Current assets	1,118		1,118		$ 1,102
Property, plant and equipment	16,938		16,938		16,256
Other assets	537		537		571
Current liabilities	1,303		1,303		1,279
Non-recourse borrowings	7,905		7,905		7,365
Other liabilities	$ 3,153		$ 3,153		$ 2,580
Bottom of range
Disclosure of joint ventures [line items]
Ownership interest			14.00%
Top of range
Disclosure of joint ventures [line items]
Ownership interest			50.00%